Share-Based Payment Arrangements - Summary Of Company's Stock Options Outstanding (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $	856,314	866,789	423,303	349,657	95,000
Weighted Average Exercise Price	$ 8.2	$ 8.81	$ 11.01	$ 11.48	$ 11.7
Number Exercisable | $	263,202	275,473	161,244	17,014
Weighted Average Exercise Price	$ 10.94	$ 11.1	$ 11.7	$ 12.87
Weighted average remaining contractual life of share options outstanding	7 days 16 hours	7 days 12 hours
Five Point Six Seven To Eight Point Seven Zero [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $		506,502
Weighted Average Exercise Price		$ 6.88
Number Exercisable | $		25,389
Weighted Average Exercise Price		$ 6.56
Weighted average remaining contractual life of share options outstanding		9 years
Five Point Six Seven To Eight Point Seven Zero [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 5.67
Five Point Six Seven To Eight Point Seven Zero [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 8.7
Eight Point Seven One To Ten Point Nine Five [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $		200,706
Weighted Average Exercise Price		$ 10.67
Number Exercisable | $		138,622
Weighted Average Exercise Price		$ 10.57
Weighted average remaining contractual life of share options outstanding		4 years 10 months 24 days
Eight Point Seven One To Ten Point Nine Five [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 8.71
Eight Point Seven One To Ten Point Nine Five [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 10.95
Ten Point Nine Six To Twelve Point Five Nine [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $		104,303
Weighted Average Exercise Price		$ 11.78
Number Exercisable | $		71,461
Weighted Average Exercise Price		$ 11.78
Weighted average remaining contractual life of share options outstanding		6 years 1 month 6 days
Ten Point Nine Six To Twelve Point Five Nine [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 10.96
Ten Point Nine Six To Twelve Point Five Nine [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 12.59
Twelve Point Six Zero To Eighteen Point Zero Two [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $		55,278
Weighted Average Exercise Price		$ 14.11
Number Exercisable | $		40,001
Weighted Average Exercise Price		$ 14.59
Weighted average remaining contractual life of share options outstanding		6 years 4 months 24 days
Twelve Point Six Zero To Eighteen Point Zero Two [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 12.6
Twelve Point Six Zero To Eighteen Point Zero Two [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of prices		$ 18.02
Total [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | $		866,789
Weighted Average Exercise Price		$ 8.81
Number Exercisable | $		275,473
Weighted Average Exercise Price		$ 11.1
Weighted average remaining contractual life of share options outstanding		7 years 6 months